Leases - Additional Information (Detail) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) Leases	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 GBP (£) Leases
Disclosure Of Information Leases [Line Items]
Weighted average remaining lease term	56 years	56 years
Percentage of right of use assets value	94.00%	95.00%		94.00%
Lease liabilities	$ 426	$ 427
Undiscounted rent payable amount	3,403	3,430
Remaining undiscounted cash flows	$ 3,212	$ 3,233
Percentage of undiscounted cash flows relating to lease liabilities	94.00%	94.00%		94.00%
Percentage Of Lease Liabilities Implicit Rate	9.70%
Impairment reversal		$ 2
US corporate headquarters [Member]
Disclosure Of Information Leases [Line Items]
Lease system fund impairment charge reversal			$ 3
US corporate headquarters [Member] | System Fund [member]
Disclosure Of Information Leases [Line Items]
Pre tax discount rate			9.50%
EMEAA [Member]
Disclosure Of Information Leases [Line Items]
Impairment reversal		$ 2
Right-of-use assets [member]
Disclosure Of Information Leases [Line Items]
Description of extended lease term	20
Right-of-use assets [member] | EMEAA [Member]
Disclosure Of Information Leases [Line Items]
Pre tax discount rate		17.60%
Impairment reversal		$ 2
Recoverable amount of asset or cash-generating unit		$ 9
Eight Priority Leases [member]
Disclosure Of Information Leases [Line Items]
Number of top leases | Leases	8			8
Undiscounted rent payable amount	$ 295
Operating Leases Excluding Inter Continental Boston lease [Member]
Disclosure Of Information Leases [Line Items]
Weighted average remaining lease term	8 years	9 years
InterContinental Boston and the US corporate headquarters [Member]
Disclosure Of Information Leases [Line Items]
Lease liabilities	$ 342	$ 348
UK Portfolio leases [Member]
Disclosure Of Information Leases [Line Items]
Lease Term	20 years
Annual Rent Payment | £				£ 34
Bottom of range [member]
Disclosure Of Information Leases [Line Items]
Lease Term	1 year
Top of range [member]
Disclosure Of Information Leases [Line Items]
Lease Term	99 years
Lease Incremental borrowing rates	11.00%			11.00%